UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8 (f/k/a Dryden Index Series Fund)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2010

Date of reporting period:	12/31/2009

Item 1.	Schedule of Investments

Dryden Stock Index Fund

Schedule of Investments

as of December 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.4%
COMMON STOCKS 97.4%
Aerospace & Defense 2.7%
61,384	Boeing Co. (The)	$3,322,716
34,612	General Dynamics Corp.	2,359,500
10,499	Goodrich Corp.	674,561
64,615	Honeywell International, Inc.	2,532,908
15,872	ITT Corp.	789,473
10,400	L-3 Communications Holdings, Inc.	904,280
27,856	Lockheed Martin Corp.	2,098,949
27,148	Northrop Grumman Corp.	1,516,216
10,100	Precision Castparts Corp.	1,114,535
34,044	Raytheon Co.	1,753,947
11,463	Rockwell Collins, Inc.	634,592
80,140	United Technologies Corp.	5,562,517

		23,264,194
Air Freight & Logistics 1.0%
14,100	C.H. Robinson Worldwide, Inc.	828,093
17,100	Expeditors International of Washington, Inc.	593,883
27,316	FedEx Corp.	2,279,520
86,100	United Parcel Service, Inc. (Class B Stock)	4,939,557

		8,641,053
Airlines 0.1%
63,374	Southwest Airlines Co.	724,365

Auto Components 0.2%
19,671	Goodyear Tire & Rubber Co. (The)(a)	277,361
57,056	Johnson Controls, Inc.	1,554,206

		1,831,567
Automobiles 0.4%
280,638	Ford Motor Co.(a)(b)	2,806,380
20,600	Harley-Davidson, Inc.	519,120

		3,325,500
Beverages 2.6%
8,020	Brown-Forman Corp. (Class B Stock)	429,631
197,932	Coca-Cola Co. (The)(b)	11,282,124

29,700	Coca-Cola Enterprises, Inc.	629,640
18,500	Constellation Brands, Inc. (Class A Stock)(a)	294,705
22,100	Dr Pepper Snapple Group, Inc.	625,430
12,494	Molson Coors Brewing Co. (Class B Stock)	564,229
12,700	Pepsi Bottling Group, Inc.	476,250
133,005	PepsiCo, Inc.	8,086,704

		22,388,713
Biotechnology 1.5%
87,604	Amgen, Inc.(a)	4,955,758
24,120	Biogen Idec, Inc.(a)(b)	1,290,420
36,100	Celgene Corp.(a)	2,010,048
5,800	Cephalon, Inc.(a)	361,978
19,400	Genzyme Corp.(a)	950,794
77,600	Gilead Sciences, Inc.(a)	3,358,528

		12,927,526
Building Products 0.1%
33,526	Masco Corp.	462,994

Capital Markets 2.7%
21,771	Ameriprise Financial, Inc.	845,150
104,138	Bank of New York Mellon Corp. (The)	2,912,740
73,311	Charles Schwab Corp. (The)	1,379,713
56,400	E*Trade Financial Corp.(a)	98,700
8,100	Federated Investors, Inc. (Class B Stock)(b)	222,750
13,014	Franklin Resources, Inc.	1,371,025
44,800	Goldman Sachs Group, Inc. (The)	7,564,032
37,700	Invesco Ltd.	885,573
14,500	Janus Capital Group, Inc.(b)	195,025
14,300	Legg Mason, Inc.	431,288
117,736	Morgan Stanley	3,484,986
20,962	Northern Trust Corp.	1,098,409
41,962	State Street Corp.	1,827,025
21,600	T Rowe Price Group, Inc.(b)	1,150,200

		23,466,616
Chemicals 1.9%
18,432	Air Products & Chemicals, Inc.	1,494,098
6,200	Airgas, Inc.	295,120
3,800	CF Industries Holdings, Inc.	344,964
94,636	Dow Chemical Co. (The)	2,614,793
78,344	E.I. du Pont de Nemours & Co.	2,637,842
6,693	Eastman Chemical Co.	403,186

19,482	Ecolab, Inc.	868,508
4,500	FMC Corp.	250,920
6,375	International Flavors & Fragrances, Inc.	262,267
44,684	Monsanto Co.	3,652,917
15,274	PPG Industries, Inc.	894,140
27,158	Praxair, Inc.	2,181,059
11,832	Sigma-Aldrich Corp.	597,871

		16,497,685
Commercial Banks 2.6%
56,858	BB&T Corp.(b)	1,442,487
11,861	Comerica, Inc.	350,730
72,673	Fifth Third Bancorp	708,562
16,504	First Horizon National Corp.(a)	221,160
53,229	Huntington Bancshares, Inc.	194,286
73,535	KeyCorp	408,119
5,600	M&T Bank Corp.(b)	374,584
38,099	Marshall & Ilsley Corp.	207,640
39,502	PNC Financial Services Group, Inc.	2,085,311
102,074	Regions Financial Corp.	539,971
45,283	SunTrust Banks, Inc.	918,792
166,695	U.S. Bancorp	3,752,304
432,716	Wells Fargo & Co.	11,679,005
13,300	Zions Bancorporation(b)	170,639

		23,053,590
Commercial Services & Supplies 0.5%
10,468	Avery Dennison Corp.	381,977
11,000	Cintas Corp.	286,550
13,900	Iron Mountain, Inc.(a)	316,364
19,025	Pitney Bowes, Inc.	433,009
18,040	R.R. Donnelley & Sons Co.	401,751
27,475	Republic Services, Inc.	777,817
8,000	Stericycle, Inc.(a)(b)	441,360
40,713	Waste Management, Inc.(b)	1,376,507

		4,415,335
Communications Equipment 2.5%
497,544	Cisco Systems, Inc.(a)	11,911,203
11,800	Harris Corp.	561,090
20,187	JDS Uniphase Corp.(a)	166,543
46,600	Juniper Networks, Inc.(a)(b)	1,242,822
201,413	Motorola, Inc.	1,562,965
138,400	QUALCOMM, Inc.	6,402,384
32,994	Tellabs, Inc.(a)	187,406

		22,034,413

Computers & Peripherals 5.8%
77,624	Apple, Inc.(a)	16,367,797
150,040	Dell, Inc.(a)	2,154,574
176,104	EMC Corp.(a)	3,076,537
202,602	Hewlett-Packard Co.	10,436,029
112,534	International Business Machines Corp.	14,730,700
6,552	Lexmark International, Inc. (Class A Stock)(a)	170,221
27,300	NetApp, Inc.(a)	938,847
11,300	QLogic Corp.(a)(b)	213,231
19,600	SanDisk Corp.(a)(b)	568,204
68,224	Sun Microsystems, Inc.(a)	639,259
14,600	Teradata Corp.(a)	458,878
19,600	Western Digital Corp.(a)	865,340

		50,619,617
Construction & Engineering 0.2%
16,674	Fluor Corp.	750,997
10,400	Jacobs Engineering Group, Inc.(a)(b)	391,144
12,800	Quanta Services, Inc.(a)	266,752

		1,408,893
Construction Materials 0.1%
8,400	Vulcan Materials Co.	442,428

Consumer Finance 0.8%
101,059	American Express Co.	4,094,911
38,266	Capital One Financial Corp.(b)	1,467,118
46,618	Discover Financial Services	685,751
39,492	SLM Corp.(a)	445,075

		6,692,855
Containers & Packaging 0.2%
9,332	Ball Corp.	482,464
8,210	Bemis Co., Inc.	243,427
12,900	Owens-Illinois, Inc.(a)	424,023
17,758	Pactiv Corp.(a)	428,678
14,236	Sealed Air Corp.	311,199

		1,889,791
Distributors 0.1%
15,199	Genuine Parts Co.	576,954

Diversified Consumer Services 0.2%
11,000	Apollo Group, Inc. (Class A Stock)(a)(b)	666,380
4,700	DeVry, Inc.	266,631
30,220	H&R Block, Inc.	683,576

		1,616,587

Diversified Financial Services 4.2%
858,895	Bank of America Corp.	12,934,959
1,630,355	Citigroup, Inc.	5,396,475
5,790	CME Group, Inc.	1,945,150
6,300	IntercontinentalExchange, Inc.(a)	707,490
338,593	JPMorgan Chase & Co.	14,109,170
15,800	Leucadia National Corp.(a)	375,882
15,476	Moody’s Corp.(b)	414,757
12,300	NASDAQ OMX Group, Inc. (The)(a)	243,786
22,700	NYSE Euronext	574,310

		36,701,979
Diversified Telecommunication Services 2.8%
506,231	AT&T, Inc.	14,189,655
25,972	CenturyTel, Inc.	940,446
28,600	Frontier Communications Corp.	223,366
115,736	Qwest Communications International, Inc.	487,249
245,233	Verizon Communications, Inc.	8,124,569
36,577	Windstream Corp.	401,981

		24,367,266
Electric Utilities 2.0%
15,300	Allegheny Energy, Inc.	359,244
40,591	American Electric Power Co., Inc.	1,412,161
113,969	Duke Energy Corp.	1,961,406
28,162	Edison International	979,474
16,715	Entergy Corp.	1,367,956
55,856	Exelon Corp.	2,729,683
25,706	FirstEnergy Corp.	1,194,044
35,972	FPL Group, Inc.	1,900,041
11,500	Northeast Utilities	296,585
18,400	Pepco Holdings, Inc.	310,040
7,900	Pinnacle West Capital Corp.	288,982
31,252	PPL Corp.	1,009,752
24,958	Progress Energy, Inc.	1,023,527
67,315	Southern Co. (The)	2,242,936

		17,075,831
Electrical Equipment 0.5%
64,750	Emerson Electric Co.	2,758,350
2,800	First Solar, Inc.(a)(b)	379,120
12,863	Rockwell Automation, Inc.	604,304
5,800	Roper Industries, Inc.	303,746

		4,045,520
Electronic Equipment & Instruments 0.6%
29,398	Agilent Technologies, Inc.(a)(b)	913,396

15,100	Amphenol Corp. (Class A Stock)	697,318
135,297	Corning, Inc.	2,612,585
9,800	FLIR Systems, Inc.(a)	320,656
21,700	Jabil Circuit, Inc.	376,929
9,050	Molex, Inc.	195,027

		5,115,911
Energy Equipment & Services 1.7%
23,579	Baker Hughes, Inc.(b)	954,478
21,600	BJ Services Co.	401,760
19,700	Cameron International Corp.(a)	823,460
6,100	Diamond Offshore Drilling, Inc.	600,362
10,700	FMC Technologies, Inc.(a)	618,888
76,522	Halliburton Co.	2,302,547
24,600	Nabors Industries Ltd.(a)	538,494
35,000	National Oilwell Varco, Inc.	1,543,150
10,410	Rowan Cos., Inc.(a)	235,682
102,842	Schlumberger Ltd.	6,693,986
15,800	Smith International, Inc.	429,286

		15,142,093
Food & Staples Retailing 2.6%
36,508	Costco Wholesale Corp.	2,160,178
118,099	CVS Caremark Corp.	3,803,969
56,334	Kroger Co. (The)	1,156,537
37,000	Safeway, Inc.	787,730
17,878	SUPERVALU, Inc.	227,230
51,180	Sysco Corp.	1,429,969
83,878	Walgreen Co.	3,080,000
183,926	Wal-Mart Stores, Inc.	9,830,845
10,200	Whole Foods Market, Inc.(a)(b)	279,990

		22,756,448
Food Products 1.6%
54,359	Archer-Daniels-Midland Co.	1,701,980
16,347	Campbell Soup Co.	552,529
36,743	ConAgra Foods, Inc.	846,926
15,400	Dean Foods Co.(a)(b)	277,816
27,672	General Mills, Inc.	1,959,454
27,814	H.J. Heinz Co.	1,189,327
15,416	Hershey Co. (The)(b)	551,739
6,500	Hormel Foods Corp.	249,925
10,500	J.M. Smucker Co. (The)	648,375
20,970	Kellogg Co.	1,115,604
126,866	Kraft Foods, Inc. (Class A Stock)	3,448,218
11,300	McCormick & Co., Inc.	408,269
63,886	Sara Lee Corp.	778,131
24,900	Tyson Foods, Inc. (Class A Stock)	305,523

		14,033,816

Gas Utilities 0.1%
8,500	EQT Corp.	373,320
3,300	Nicor, Inc.	138,930
16,100	Questar Corp.	669,277

		1,181,527
Healthcare Equipment & Supplies 1.9%
51,774	Baxter International, Inc.	3,038,098
20,112	Becton, Dickinson and Co.	1,586,032
133,472	Boston Scientific Corp.(a)	1,201,248
14,187	CareFusion Corp.(a)	354,805
8,612	C.R. Bard, Inc.	670,875
14,187	CareFusion Corp.(a)	354,805
11,300	DENTSPLY International, Inc.	397,421
13,707	Hospira, Inc.(a)	699,057
3,500	Intuitive Surgical, Inc.(a)	1,061,620
94,658	Medtronic, Inc.	4,163,059
26,764	St. Jude Medical, Inc.(a)	984,380
22,900	Stryker Corp.	1,153,473
7,600	Varian Medical Systems, Inc.(a)(b)	356,060
18,711	Zimmer Holdings, Inc.(a)	1,106,007

		16,772,135
Healthcare Providers & Services 2.1%
36,972	Aetna, Inc.	1,172,012
24,600	AmerisourceBergen Corp.	641,322
31,173	Cardinal Health, Inc.	1,005,018
22,691	CIGNA Corp.	800,312
15,150	Coventry Health Care, Inc.(a)	367,993
9,800	DaVita, Inc.(a)	575,652
23,400	Express Scripts, Inc.(a)	2,022,930
15,410	Humana, Inc.(a)	676,345
8,800	Laboratory Corp. of America Holdings(a)(b)	658,592
23,276	McKesson Corp.	1,454,750
41,668	Medco Health Solutions, Inc.(a)	2,663,002
7,600	Patterson Cos., Inc.(a)(b)	212,648
13,000	Quest Diagnostics, Inc.	784,940
23,472	Tenet Healthcare Corp.(a)	126,514
100,948	UnitedHealth Group, Inc.	3,076,895
40,200	WellPoint, Inc.(a)	2,343,258

		18,582,183
Healthcare Technology
17,510	IMS Health, Inc.	368,761

Home Builders
26,000	D.R. Horton, Inc.	282,620
10,800	Lennar Corp. (Class A Stock)	137,916
17,411	Pulte Homes, Inc.(a)(b)	174,111

		594,647

Hotels, Restaurants & Leisure 1.4%
39,800	Carnival Corp.(a)	1,261,262
13,653	Darden Restaurants, Inc.	478,811
18,900	International Game Technology	354,753
20,570	Marriott International, Inc. (Class A Stock)(b)	560,532
94,330	McDonald’s Corp.	5,889,965
59,900	Starbucks Corp.(a)(b)	1,381,294
15,800	Starwood Hotels & Resorts Worldwide, Inc.(b)	577,806
17,051	Wyndham Worldwide Corp.	343,919
4,300	Wynn Resorts Ltd.(a)	250,389
40,964	Yum! Brands, Inc.	1,432,511

		12,531,242
Household Durables 0.3%
5,632	Black & Decker Corp. (The)	365,123
13,108	Fortune Brands, Inc.	566,266
5,900	Harman International Industries, Inc.	208,152
14,800	Leggett & Platt, Inc.	301,920
26,327	Newell Rubbermaid, Inc.	395,168
6,885	Whirlpool Corp.	555,344

		2,391,973
Household Products 2.5%
12,332	Clorox Co.	752,252
42,930	Colgate-Palmolive Co.	3,526,700
35,116	Kimberly-Clark Corp.	2,237,240
251,623	Procter & Gamble Co. (The)	15,255,902

		21,772,094
Independent Power Producers & Energy Traders 0.2%
59,800	AES Corp. (The)(a)	795,938
18,329	Constellation Energy Group, Inc.	644,631

		1,440,569
Industrial Conglomerates 2.2%
61,798	3M Co.	5,108,841
913,572	General Electric Co.	13,822,344
16,734	Textron, Inc.	314,767

		19,245,952
Insurance 2.3%
40,800	Aflac, Inc.	1,887,000
45,408	Allstate Corp. (The)	1,364,056
8,001	American International Group, Inc.(a)(b)	239,870
24,389	Aon Corp.	935,074
9,800	Assurant, Inc.	288,904

30,468	Chubb Corp.	1,498,416
15,507	Cincinnati Financial Corp.	406,904
39,000	Genworth Financial, Inc.(a)	442,650
31,053	Hartford Financial Services Group, Inc. (The)	722,293
23,851	Lincoln National Corp.	593,413
30,317	Loews Corp.	1,102,023
47,340	Marsh & McLennan Cos., Inc.	1,045,267
71,700	MetLife, Inc.	2,534,595
25,700	Principal Financial Group, Inc.	617,828
56,816	Progressive Corp. (The)(a)	1,022,120
39,100	Prudential Financial, Inc.(h)	1,945,616
8,215	Torchmark Corp.	361,049
46,511	Travelers Cos., Inc. (The)	2,319,038
27,826	Unum Group	543,164
30,800	XL Capital Ltd. (Class A Stock)	564,564

		20,433,844
Internet & Catalog Retail 0.6%
28,700	Amazon.com, Inc.(a)	3,860,724
20,000	Expedia, Inc.(a)(b)	514,200
3,000	priceline.com, Inc.(a)	655,500

		5,030,424
Internet Software & Services 2.0%
13,800	Akamai Technologies, Inc.(a)(b)	349,554
94,800	eBay, Inc.(a)	2,231,592
20,700	Google, Inc. (Class A Stock)(a)	12,833,586
16,900	VeriSign, Inc.(a)(b)	409,656
101,900	Yahoo!, Inc.(a)	1,709,882

		17,534,270
IT Services 1.5%
9,200	Affiliated Computer Services, Inc. (Class A Stock)(a)	549,148
44,678	Automatic Data Processing, Inc.	1,913,112
23,800	Cognizant Technology Solutions Corp. (Class A Stock)(a)	1,078,140
14,051	Computer Sciences Corp.(a)	808,354
24,500	Fidelity National Information Services, Inc.	574,280
13,200	Fiserv, Inc.(a)	639,936
8,200	Mastercard, Inc. (Class A Stock)	2,099,036
28,925	Paychex, Inc.	886,262
16,200	SAIC, Inc.(a)	306,828
15,371	Total System Services, Inc.	265,457
36,300	Visa, Inc. (Class A Stock)	3,174,798
62,252	Western Union Co. (The)	1,173,450

		13,468,801
Leisure Equipment & Products 0.1%
20,000	Eastman Kodak Co.(a)(b)	84,400

9,654	Hasbro, Inc.	309,507
31,913	Mattel, Inc.	637,622

		1,031,529
Life Sciences Tools & Services 0.4%
14,652	Life Technologies Corp.(a)(b)	765,274
5,561	Millipore Corp.(a)	402,338
9,670	PerkinElmer, Inc.	199,105
37,902	Thermo Fisher Scientific, Inc.(a)	1,807,547
7,600	Waters Corp.(a)	470,896

		3,645,160
Machinery 1.6%
53,556	Caterpillar, Inc.	3,052,156
17,416	Cummins, Inc.	798,698
22,900	Danaher Corp.	1,722,080
35,080	Deere & Co.	1,897,477
15,862	Dover Corp.	660,018
14,454	Eaton Corp.	919,564
4,500	Flowserve Corp.	425,385
34,336	Illinois Tool Works, Inc.	1,647,785
28,264	PACCAR, Inc.	1,025,135
10,704	Pall Corp.	387,485
12,838	Parker Hannifin Corp.	691,711
4,742	Snap-On, Inc.	200,397
7,838	Stanley Works (The)(b)	403,735

		13,831,626
Media 2.8%
58,576	CBS Corp. (Class B Stock)	822,993
247,085	Comcast Corp. (Class A Stock)	4,165,853
78,800	DIRECTV (Class A Stock)(a)	2,627,980
24,089	Gannett Co., Inc.	357,722
31,812	Interpublic Group of Cos., Inc.(a)	234,773
28,600	McGraw-Hill Cos., Inc. (The)	958,386
3,096	Meredith Corp.	95,512
7,000	New York Times Co. (The) (Class A Stock)(a)	86,520
191,800	News Corp. (Class A Stock)	2,625,742
27,434	Omnicom Group, Inc.	1,074,041
7,500	Scripps Networks Interactive, Inc. (Class A Stock)	311,250
102,374	Time Warner, Inc.	2,983,178
29,781	Time Warner Cable, Inc.	1,232,636
53,376	Viacom, Inc. (Class B Stock)(a)	1,586,868
159,013	Walt Disney Co. (The)	5,128,169
400	Washington Post Co. (The) (Class B Stock)	175,840

		24,467,463

Metals & Mining 1.1%
11,000	AK Steel Holding Corp.	234,850
78,644	Alcoa, Inc.	1,267,741
9,818	Allegheny Technologies, Inc.	439,552
6,900	Cliffs Natural Resources, Inc.	318,021
36,546	Freeport-McMoRan Copper & Gold, Inc.(a)	2,934,278
42,997	Newmont Mining Corp.	2,034,188
26,912	Nucor Corp.	1,255,445
3,000	Titanium Metals Corp.(a)	37,560
11,809	United States Steel Corp.	650,912

		9,172,547
Multiline Retail 0.8%
8,124	Big Lots, Inc.(a)(b)	235,434
11,100	Family Dollar Stores, Inc.	308,913
19,284	J.C. Penney Co., Inc.	513,147
25,900	Kohl’s Corp.(a)	1,396,787
34,782	Macy’s, Inc.	582,946
13,400	Nordstrom, Inc.(b)	503,572
2,107	Sears Holdings Corp.(a)(b)	175,829
65,882	Target Corp.	3,186,713

		6,903,341
Multi-Utilities 1.3%
18,769	Ameren Corp.	524,594
29,779	CenterPoint Energy, Inc.	432,093
22,100	CMS Energy Corp.(b)	346,086
23,851	Consolidated Edison, Inc.	1,083,551
51,204	Dominion Resources, Inc.	1,992,860
13,987	DTE Energy Co.	609,693
6,208	Integrys Energy Group, Inc.	260,674
27,000	NiSource, Inc.	415,260
31,652	PG&E Corp.	1,413,262
43,794	Public Service Enterprise Group, Inc.	1,456,150
8,600	SCANA Corp.	324,048
20,698	Sempra Energy	1,158,674
21,200	TECO Energy, Inc.	343,864
9,400	Wisconsin Energy Corp.	468,402
41,683	Xcel Energy, Inc.	884,513

		11,713,724
Office Electronics 0.1%
72,998	Xerox Corp.	617,563

Oil, Gas & Consumable Fuels 9.5%
41,836	Anadarko Petroleum Corp.	2,611,403

29,348	Apache Corp.	3,027,833
7,900	Cabot Oil & Gas Corp.	344,361
53,900	Chesapeake Energy Corp.	1,394,932
173,392	Chevron Corp.	13,349,450
127,557	ConocoPhillips	6,514,336
16,200	Consol Energy, Inc.	806,760
14,900	Denbury Resources, Inc.(a)(b)	220,520
38,400	Devon Energy Corp.	2,822,400
57,804	El Paso Corp.	568,213
22,300	EOG Resources, Inc.	2,169,790
407,014	Exxon Mobil Corp.	27,754,285
25,934	Hess Corp.	1,569,007
61,778	Marathon Oil Corp.	1,928,709
6,800	Massey Energy Co.	285,668
16,500	Murphy Oil Corp.	894,300
15,300	Noble Energy, Inc.	1,089,666
70,076	Occidental Petroleum Corp.	5,700,683
22,200	Peabody Energy Corp.	1,003,662
8,800	Pioneer Natural Resources Co.	423,896
13,000	Range Resources Corp.	648,050
31,000	Southwestern Energy Co.(a)	1,494,200
57,784	Spectra Energy Corp.	1,185,150
10,128	Sunoco, Inc.	264,341
15,100	Tesoro Corp.(b)	204,605
47,200	Valero Energy Corp.	790,600
49,392	Williams Cos., Inc. (The)	1,041,183
49,316	XTO Energy, Inc.	2,294,674

		82,402,677
Paper & Forest Products 0.3%
39,284	International Paper Co.	1,052,026
17,235	MeadWestvaco Corp.(b)	493,438
17,500	Weyerhaeuser Co.	754,950

		2,300,414
Personal Products 0.2%
36,144	Avon Products, Inc.	1,138,536
9,400	Estee Lauder Cos., Inc. (The) (Class A Stock)	454,584
12,466	Mead Johnson Nutrition Co. (Class A Stock)	544,756

		2,137,876
Pharmaceuticals 6.3%
131,974	Abbott Laboratories	7,125,276
25,764	Allergan, Inc.	1,623,390
149,479	Bristol-Myers Squibb Co.	3,774,347
86,597	Eli Lilly & Co.	3,092,379
25,800	Forest Laboratories, Inc.(a)	828,438
235,769	Johnson & Johnson	15,185,881

20,533	King Pharmaceuticals, Inc.(a)	251,940
261,933	Merck & Co., Inc.	9,571,032
27,700	Mylan, Inc.(a)(b)	510,511
691,523	Pfizer, Inc.	12,578,803
8,700	Watson Pharmaceuticals, Inc.(a)(b)	344,607

		54,886,604
Professional Services 0.1%
3,900	Dun & Bradstreet Corp. (The)	329,043
9,430	Equifax, Inc.	291,293
12,000	Monster Worldwide, Inc.(a)	208,800
13,600	Robert Half International, Inc.(b)	363,528

		1,192,664
Real Estate Investment Trusts 1.2%
11,780	Apartment Investment & Management Co. (Class A Stock)	187,538
6,911	AvalonBay Communities, Inc.	567,462
11,200	Boston Properties, Inc.	751,184
25,100	Equity Residential	847,878
25,200	HCP, Inc.	769,608
9,600	Health Care REIT, Inc.	425,472
59,736	Host Hotels & Resorts Inc.(a)(b)	697,119
31,000	Kimco Realty Corp.(b)	419,430
15,800	Plum Creek Timber Co., Inc.(b)	596,608
38,400	ProLogis(b)	525,696
11,900	Public Storage	969,255
24,539	Simon Property Group, Inc.(b)	1,958,212
13,200	Ventas, Inc.	577,368
12,584	Vornado Realty Trust(b)	880,125

		10,172,955
Real Estate Management & Development
17,300	CB Richard Ellis Group, Inc. (Class A Stock)(a)(b)	234,761

Road & Rail 1.0%
21,223	Burlington Northern Santa Fe Corp.	2,093,012
34,506	CSX Corp.	1,673,196
31,711	Norfolk Southern Corp.	1,662,291
5,121	Ryder System, Inc.	210,832
42,758	Union Pacific Corp.	2,732,236

		8,371,567
Semiconductors & Semiconductor Equipment 2.6%
50,124	Advanced Micro Devices, Inc.(a)	485,200
31,600	Altera Corp.(b)	715,108
26,600	Analog Devices, Inc.	840,028
112,988	Applied Materials, Inc.	1,575,053

38,000	Broadcom Corp. (Class A Stock)(a)	1,195,100
478,888	Intel Corp.	9,769,315
11,320	KLA-Tencor Corp.	409,331
20,400	Linear Technology Corp.	623,016
59,744	LSI Corp.(a)	359,062
15,300	MEMC Electronic Materials, Inc.(a)	208,386
17,200	Microchip Technology, Inc.	499,832
63,616	Micron Technology, Inc.(a)	671,785
15,452	National Semiconductor Corp.	237,343
9,400	Novellus Systems, Inc.(a)(b)	219,396
45,800	NVIDIA Corp.(a)(b)	855,544
12,100	Teradyne, Inc.(a)(b)	129,833
113,052	Texas Instruments, Inc.	2,946,135
25,600	Xilinx, Inc.	641,536

		22,381,003
Software 4.3%
44,140	Adobe Systems, Inc.(a)	1,623,469
19,320	Autodesk, Inc.(a)(b)	490,921
15,100	BMC Software, Inc.(a)	605,510
36,758	CA, Inc.	825,585
15,400	Citrix Systems, Inc.(a)(b)	640,794
22,600	Compuware Corp.(a)	163,398
24,800	Electronic Arts, Inc.(a)(b)	440,200
29,400	Intuit, Inc.(a)	902,874
14,500	McAfee, Inc.(a)	588,265
664,112	Microsoft Corp.	20,248,775
29,602	Novell, Inc.(a)	122,848
327,840	Oracle Corp.	8,045,194
15,600	Red Hat, Inc.(a)	482,040
7,300	Salesforce.com, Inc.(a)	538,521
76,217	Symantec Corp.(a)	1,363,522

		37,081,916
Specialty Retail 1.9%
7,400	Abercrombie & Fitch Co. (Class A Stock)	257,890
7,823	AutoNation, Inc.(a)(b)	149,811
2,800	AutoZone, Inc.(a)(b)	442,596
22,400	Bed Bath & Beyond, Inc.(a)(b)	865,312
28,600	Best Buy Co., Inc.	1,128,556
13,900	GameStop Corp. (Class A Stock)(a)(b)	304,966
44,813	Gap, Inc. (The)	938,832
144,784	Home Depot, Inc. (The)	4,188,601
21,422	Limited Brands, Inc.	412,159

127,896	Lowe’s Cos., Inc.	2,991,487
28,200	Office Depot, Inc.(a)	181,890
6,800	O’Reilly Automotive, Inc.(a)	259,216
9,854	RadioShack Corp.	192,153
7,700	Ross Stores, Inc.	328,867
9,116	Sherwin-Williams Co. (The)(b)	562,001
60,025	Staples, Inc.	1,476,015
9,100	Tiffany & Co.	391,300
37,132	TJX Cos., Inc.	1,357,175

		16,428,827
Textiles, Apparel & Luxury Goods 0.5%
31,400	Coach, Inc.	1,147,042
31,676	NIKE, Inc. (Class B Stock)	2,092,833
5,100	Polo Ralph Lauren Corp.	412,998
6,934	V.F. Corp.	507,846

		4,160,719
Thrifts & Mortgage Finance 0.1%
46,400	Hudson City Bancorp, Inc.(b)	637,072
28,700	People’s United Financial, Inc.	479,290

		1,116,362
Tobacco 1.5%
175,079	Altria Group, Inc.	3,436,801
13,260	Lorillard, Inc.	1,063,850
163,779	Philip Morris International, Inc.	7,892,510
14,600	Reynolds American, Inc.	773,362

		13,166,523
Trading Companies & Distributors 0.1%
8,700	Fastenal Co.	362,268
5,874	W.W. Grainger, Inc.	568,779

		931,047
Wireless Telecommunication Services 0.3%
29,700	American Tower Corp. (Class A Stock)(a)	1,283,337
15,700	MetroPCS Communications, Inc.(a)	119,791
256,474	Sprint Nextel Corp.(a)	938,695

		2,341,823

	Total long-term investments (cost $518,403,783)	847,558,653

SHORT-TERM INVESTMENTS 7.1%

Affiliated Money Market Mutual Fund 6.7%
	Dryden Core Investment Fund - Taxable Money Market Series
58,472,804	(cost $58,472,804; includes $48,702,823 of cash collateral received for securities on loan)(d)(e)	58,472,804

Principal Amount (000)
U.S. Treasury Security 0.4%
	U.S. Treasury Bill
	0.041%, 3/18/10	2,999,697

$3,000	(cost $2,999,747)(c)(g)
	Total short-term investments (cost $61,472,551)	61,472,501

	Total Investments 104.5% (cost $579,876,334)(f)	909,031,154

	Liabilities in excess of other assets(i) (4.5%)	(38,748,765)

	Net Assets 100.0%	$870,282,389

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $46,925,255; cash collateral of $48,702,823 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(f)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of December 31, 2009 were as follows:

Tax basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$594,364,830	$368,221,360	$(53,555,036)	$314,666,324

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales.

(g)	Security segregated as collateral for futures contracts.
(h)	Affiliated security.

(i)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Futures contracts open at December 31, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at December 31, 2009	Unrealized Appreciation(1)
	Long Position:
63	S&P 500 Index	Mar. 10	$17,406,202	$17,493,525	$87,323

(1)	The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of December 31, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$847,558,653	$—	$—
U.S. Treasury Security	—	2,999,697
Affiliated Money Market Mutual Fund	58,472,804	—	—

	906,031,457	2,999,697	—
Other Financial Instruments*	87,323	—	—

Total	$906,118,780	$2,999,697	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2009 and December 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or more than one principal market maker. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8 (f/k/a Dryden Index Series Fund)

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date February 22, 2010

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 22, 2010

*	Print the name and title of each signing officer under his or her signature.